Geographic Information - Long-lived Assets by Selected Geographic Area Information (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 975.9	$ 999.3	$ 827.4	$ 870.2
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	589.5	604.7	463.8	406.8
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	195.9	204.4	$ 190.6	$ 240.3
Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 190.5	$ 190.2